PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 497	$ 567
Additions	0	0
Disposals	(1)	(12)
Accretion	11	9
Changes in estimates	(185)	(60)
Foreign exchange	(8)	(7)
Balance, end of the year	$ 314	$ 497